Equity - Amount of common and preferred shares (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Issued and outstanding at beginning balance	54,256	53,883
Treasury shares	(72)
Issued shares	14,847	373
Issued and outstanding at ending balance	69,031	54,256
Issued at ending balance	69,103
Common Shares
Disclosure of classes of share capital [line items]
Issued and outstanding at beginning balance	24,808	24,808
Treasury shares	(72)
Issued and outstanding at ending balance	24,736	24,808
Issued at ending balance	24,808
Seed Shares
Disclosure of classes of share capital [line items]
Issued and outstanding at beginning balance	4,412	4,412
Issued and outstanding at ending balance	4,412	4,412
Issued at ending balance	4,412
Series A Ordinary Shares
Disclosure of classes of share capital [line items]
Issued and outstanding at beginning balance	10,934	10,934
Issued and outstanding at ending balance	10,934	10,934
Issued at ending balance	10,934
Series B1 Ordinary Shares
Disclosure of classes of share capital [line items]
Issued and outstanding at beginning balance	14,102	13,729
Issued shares		373
Issued and outstanding at ending balance	14,102	14,102
Issued at ending balance	14,102
Series B2 Ordinary Shares
Disclosure of classes of share capital [line items]
Issued shares	14,847
Issued and outstanding at ending balance	14,847
Issued at ending balance	14,847